Business Combinations - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 $ / shares	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of subsidiaries [Line Items]
Significant unobservable inputs discount rate		31.00%	31.00%
Revenue from continuing operations		$ 413,782,708	$ 13,834,260	$ 397,261,461
Profit from continuing operations		$ 18,030,506		$ 25,687,447	$ 602,825
Call option on the remaining non-controlling interests		40.00%	40.00%
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of shareholdings acquired by subsidiary		100.00%	100.00%
Cash consideration	$ 51.2
UGPL [Member]
Disclosure of subsidiaries [Line Items]
Percentage of shareholdings acquired by subsidiary		60.00%	60.00%